Rule 497(e)
File Nos. 002-75503
811-03364

MAXIM SERIES FUND, INC.
Maxim Conservative Profile I Portfolio
Maxim Moderately Conservative Profile I Portfolio
Maxim Moderate Profile I Portfolio
Maxim Moderately Aggressive Profile I Portfolio
Maxim Aggressive Profile I Portfolio
(the “Profile I Portfolios”)

Supplement dated June 23, 2010 to the Prospectus for the Profile I Portfolios and the Statement of Additional Information, both dated May 1, 2010

Effective immediately, the cover page of the Prospectus for the Profile I Portfolios and the cover page of the Statement of Additional Information are revised to include the ticker symbols for the Profile I Portfolios.  As a result, please note the addition of the ticker symbols to the cover pages of the Prospectus and Statement of Additional Information as follows:

Maxim Conservative Profile I Portfolio
Ticker:  MXVPX

Maxim Moderately Conservative Profile I Portfolio
Ticker:  MXTPX

Maxim Moderate Profile I Portfolio
Ticker:  MXOPX

Maxim Moderately Aggressive Profile I Portfolio
Ticker:  MXRPX

Maxim Aggressive Profile I Portfolio
Ticker:  MXPPX

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Statement of Additional Information, each dated May 1, 2010, and should be retained for future reference.